Property and Equipment, Net (Details) - Property, Plant and Equipment [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net (Details) [Line Items]
Depreciation and amortization expense	$ 2.1	$ 2.1
Impairment charges	$ 2.8